Background and critical accounting policies - Policies - investments (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
At fair value
Financial instruments
Financial investments at fair value	£ 401,342	£ 407,270
Assets and liabilities at amortised cost and their fair value
Financial instruments
Financial investments	£ 13,300